Summary of Operations and Significant Accounting Policies (Details)	Jan. 02, 2011
Equitrans, L.P.
Financial Statements
Ownership percentage held by parent	97.25%
ET Blue Grass, LLC
Financial Statements
Ownership percentage held by other noncontrolling owners	2.75%